SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

2023 Notes

On October 23, 2023, the Company entered into a Securities Purchase Agreement (the “SPA”) for an aggregate financing of $1.7 million with investors. At the first closing under the SPA, which is expected to occur on or before November 9, 2023, the Company will issue to the investors (i) senior secured convertible promissory notes in the aggregate principal amount of $612,000 for an aggregate purchase price of $566,667 and (ii) warrants to purchase 1,255,697 shares of the Company’s common stock, par value $0.0001 per share in the aggregate. At the second closing under the SPA, which will occur upon certain conditions being satisfied, the Company will issue to the investors referenced above, (i) additional notes in the aggregate principal amount of $1,224,000 for an aggregate purchase price of $1,133,333 and (i) additional warrants to purchase 2,511,394 shares of the common stock in the aggregate. In connection with the financing, the Company issued a $0.2 million senior secured convertible promissory note to a board member.

The combined notes are subject to an original issue discount of 8%, have a term of six months from their respective date of issuance and accrue interest at the rate of 6.0% per annum. The notes are convertible into common stock, at a per share conversion price equal to $1.5675. Beginning ninety days following issuance of the respective notes, the Company is obligated to redeem monthly one third of the original principal amount under the applicable note, plus accrued but unpaid interest, liquidated damages and any other amounts then owing to the holder of such note. The Company is required to pay the redemption amount in cash with a premium of 10% or, at the election of the purchaser at any time, some or all of the principal amount and interest may be paid by conversion of shares under the note into common stock based on a conversion price equal to $1.5675.

The warrants will have an exercise price of $1.5675, the same as the conversion price, and are exercisable for five years following issuance, issuance to occur on each of the first and second closing dates under the SPA.

2021 Incentive Plan

On October 19, 2023, the Company registered 26,725 additional common shares connection with Section 4.1(a)(i) of the 2021 Incentive Plan and 585,796 additional common shares in connection with an amendment of the 2021 Incentive Plan, which was approved by shareholders on August 24, 2023. In October 2023, the Company granted awards for 615,000 common shares under the 2021 Incentive Plan.

NOTE 12 - SUBSEQUENT EVENTS

On January 3, 2023, the Company issued 44,444 shares to satisfy the remaining $400,000 commitment fee payable to GYBL.

On January 12, 2023, the Company entered into a Letter Agreement to reduce the conversion price for the remaining balance of the Company’s outstanding 2022 Notes from $24.072 to $9.0144 for the period from January 12, 2023 until May 12, 2023. In the first quarter of 2023, the Company issued 0.4 million shares of common stock in repayment of $3.1 million of the 2022 Notes, as discussed in Note 7. The Company also paid cash of $0.4 million in repayment of the 2022 Notes. As of the date of issuance of these financial statements, cash true-up payments totaling $0.6 million for conversions below the adjusted price are due to be paid within 120 days from January 12, 2023 in accordance with the Letter Agreement.

On January 31, 2023, the Board of Directors declared a dividend of 0.012 of a share of Series A Preferred Stock, par value $0.0001 per share, for each outstanding share of the Company’s common stock to stockholders of record on February 13, 2023. Each full share of the Series A Preferred Stock entitles holders to 1,000,000 votes per share with respect to the reverse stock split proposal and the adjournment proposal at the Company’s special meeting of stockholders on March 23, 2023. The Series A Preferred Stock has no dividend rights and is subject to full redemption following the effectiveness of a reverse stock split. The Series A Preferred Stock was registered through a Certificate of Designation filed with the State of Delaware on February 1, 2023.

On February 2, 2023, the Company agreed to issue and sell in a registered direct offering an aggregate of 297,619 shares of common stock of the Company at an offering price of $10.08 per share, for gross proceeds of approximately $3.0 million before the deduction of placement agent fees and offering expenses. The closing of the offering occurred on February 6, 2023. Concurrent with the offering, the Company issued to the purchasers, for each share of common stock purchased in the offering, a common warrant to purchase a share of common stock. The common warrants are exercisable immediately upon issuance and terminate five and one-half years following issuance. The common warrants have an exercise price of $8.58 per share and are exercisable to purchase an aggregate of up to 297,619 shares of common stock. The Company also issued warrants to the placement agent to purchase up to 20,832 shares of common stock at an exercise price equal to $12.60 per share and are exercisable for five years from the commencement of sales in the offering.

On March 23, 2023, at a special meeting of stockholders, the Company’s stockholders approved a proposal to authorize the Company’s Board of Directors to complete a reverse stock split at a ratio of not less than one-for-five and not more than one-for-twelve. On March 31, 2023, the Company completed a one-for-twelve reverse split of its outstanding common stock. All references in these consolidated financial statements to shares and per share amounts in all periods have been retroactively restated to reflect the split.